                                                           File Number 33-79534

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    FORM N-4
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment Number
                      Post-Effective Amendment Number 3

                                     and/or

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment Number 3

                 MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT
                 -----------------------------------------------
                           (Exact Name of Registrant)

                   The Minnesota Mutual Life Insurance Company
                   -------------------------------------------
                               (Name of Depositor)

              400 Robert Street North, St. Paul, Minnesota 55101-2098
              -------------------------------------------------------
               (Depositor's Principal Executive Offices) (Zip Code) Depositor's Telephone Number, Including Area Code: (612) 298-3500

         Dennis E. Prohofsky                               Copy to:
 Vice President, General Counsel and Secretary       J. Sumner Jones, Esq.
 The Minnesota Mutual Life Insurance Company           Jones & Blouch L.L.P.
        400 Robert Street North                  2100 Pennsylvania Avenue, N.W.
     St. Paul, Minnesota 55101-2098                  Washington, D.C. 20037
 (Name and Address of Agent for Service)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

       immediately upon filing pursuant to paragraph (b)
   ---
    X  on December 15, 1995, pursuant to paragraph (b)
   ---
       60 days after filing pursuant to paragraph (a)(1) of Rule 485
   ---
       on (date), pursuant to paragraph (a)(1) of Rule 485
   ---

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

   ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART C

                               OTHER INFORMATION

                   Minnesota Mutual Group Variable Annuity Account

                    Cross Reference Sheet to Other Information

                                    Form N-4

 Item
Number
------
   24.        Financial Statements and Exhibits

   25.        Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.        Number of Contract Owners

   28.        Indemnification

   29.        Principal Underwriters

   30.        Location of Accounts and Records

   31.        Management Services

   32.        Undertakings

PART C.  OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Audited Financial Statements of Minnesota Mutual Group
    Variable Annuity Account for the period ended December 31,
    1994, are included in Part B of this filing and consist of the following:

    1.  Independent Auditors' Report - Minnesota Mutual Group
        Variable Annuity Account

    2.  Statement of Assets and Liabilities - Minnesota Mutual
        Group Variable Annuity Account

    3.  Statements of Operations - Minnesota Mutual Group
        Variable Annuity Account

    4.  Statements of Changes in Net Assets - Minnesota
        Mutual Group Variable Annuity Account

    5.  Notes to Financial Statements - Minnesota Mutual
        Group Variable Annuity Account

(b) Audited Financial Statements of The Minnesota Mutual Life
    Insurance Company for the period ended December 31, 1994, are included in Part B of this filing and consist of the following:

    1.  Independent Auditors' Report - The Minnesota Mutual
        Life Insurance Company

    2.  Balance Sheets - The Minnesota Mutual Life Insurance Company

    3.  Statements of Operations and Policyowners' Surplus -
        The Minnesota Mutual Life Insurance Company

    4.  Statements of Cash Flows - The Minnesota Mutual Life
        Insurance Company

    5.  Notes to Financial Statements - The Minnesota Mutual
        Life Insurance Company

    6.  Summary of Investments - Other than Investments in
        Related Parties - The Minnesota Mutual Life Insurance
        Company

    7.  Supplementary Insurance Information - The Minnesota
        Mutual Life Insurance Company

    8.  Reinsurance - The Minnesota Mutual Life Insurance Company

    9.  Short-term Borrowings - The Minnesota Mutual Life
        Insurance Company

(c) Exhibits

    1. The Resolution of The Minnesota Mutual Life Insurance Company's Board of Trustees establishing Minnesota
        Mutual Group Variable Annuity Account, previously filed on May 31, 1994, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.

    2.   Not applicable.

    3. (a) Form of Distribution Agreement, previously filed on May 31, 1994, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.

        (b)  Form of Broker-Dealer Sales Agreement,
             previously filed on May 31, 1994, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.

    4.  (a)  The specimen copy of the Group Deferred
             Variable Annuity Contract, form number 94-9310, previously filed on May 31, 1994, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.

        (b)  The specimen copy of the Participant's
             Certificate of Insurance, form number 94-9311, previously filed on May 31, 1994, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.

        (c)  The specimen copy of the Annuitization
             Endorsement, form number 94-9312, previously filed on May 31, 1994, as this Exhibit to Registrant's
             Form N-4, File Number 33-79534, is hereby incorporated by reference.

        (d)  The specimen copy of the Group Deferred Variable
             Annuity Contract, form number 95-9330, previously filed, in Post-Effective Amendment Number 2, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.


        (e) The specimen copy of the Group Deferred Variable Annuity Certificate, form number 95-9331, previously filed, in Post-Effective Amendment Number 2, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.


        (f) The specimen copy of the Group Deferred Variable Annuity Contract, form number 95-9332, previously filed, in Post-Effective Amendment Number 2, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.


        (g) The specimen copy of the Group Deferred Variable Annuity Certificate, form number 95-9333, previously filed, in Post-Effective Amendment Number 2, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.


        (h) The specimen copy of the Group Deferred Variable Annuity Certificate, form number 95-9338, previously filed, in Post-Effective Amendment Number 2, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.

    5.  (a)  Application, form number F. 18210 Rev. 12-81,
             Contract Owner Application, previously filed on May
             31, 1994, as this Exhibit to Registrant's Form N-4,
             File Number 33-79534, is hereby incorporated by reference.

        (b)  Application, form number MSRS 240 Rev. 9-94,
             Participant Application, previously filed as this Exhibit to Registrant's Form N-4, Pre-Effective
             Amendment Number 1, File Number 33-79534, is hereby incorporated by reference.

        (c) Annuity Application, form number 95-9325, previously filed, in Post-Effective Amendment Number 2, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.


        (d)  Group TSA Variable Annuity Application, form number
             95-9329, previously filed, in Post-Effective Amendment Number 2, as this Exhibit to Registrant's Form N-4,
             File Number 33-79534, is hereby incorporated by reference.

    6.  (a)  The Articles of Re-Incorporation of The
             Minnesota Mutual Life Insurance Company, previously filed on August 25, 1995, as this Exhibit 6(a) to Form N-4, File Number 33-62147, is hereby incorporated by reference.

        (b) The By-Laws of The Minnesota Mutual Life Insurance Company, previously filed on August 25, 1995, as this Exhibit 6(b) to Form N-4, File Number 33-62147, is hereby incorporated by reference.

    7.  Not applicable.

    8. Deferred Compensation Business Plan Agreement, previously filed on May 31, 1994, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.

    9. Opinion and Consent of Donald F. Gruber, Esq, previously filed, in Post-Effective Amendment Number 2, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.


   10. (a) Consent of KPMG Peat Marwick LLP, previously filed, in Post-Effective Amendment Number 2, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.


        (b)  The Minnesota Mutual Life Insurance Company
             Board of Trustees' Power of Attorney to Sign
             Registration Statement.

   11.  Not applicable.

   12.  Not applicable.

   13.  Schedule for Computation of Performance Quotations.

        (a)  Money Market Segregated Sub-Account
             Performance Calculations, previously filed on May
             31, 1994, as this Exhibit to Registrant's Form N-4,
             File Number 33-79534, is hereby incorporated by reference.

        (b) Index 500 Segregated Sub-Account Performance Calculations, previously filed on May 31, 1994, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.

        (c)  Long-Term Corporate Segregated Sub-Account
             Performance Calculations, previously filed on May
             31, 1994, as this Exhibit to Registrant's Form N-4,
             File Number 33-79534, is hereby incorporated by reference.

        (d)  Vanguard/Wellington Segregated Sub-Account
             Performance Calculations, previously filed on May
             31, 1994, as this Exhibit to Registrant's Form N-4,
             File Number 33-79534, is hereby incorporated by reference.

        (e)  Fidelity Contrafund Segregated Sub-Account
             Performance Calculations, previously filed on May
             31, 1994, as this Exhibit to Registrant's Form N-4,
             File Number 33-79534, is hereby incorporated by reference.

        (f)  Scudder International Segregated Sub-Account
             Performance Calculations, previously filed on May
             31, 1994, as this Exhibit to Registrant's Form N-4,
             File Number 33-79534, is hereby incorporated by reference.

        (g)  Janus Twenty Segregated Sub-Account
             Performance Calculations, previously filed on May
             31, 1994, as this Exhibit to Registrant's Form N-4,
             File Number 33-79534, is hereby incorporated by reference.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal           Positions and Offices       Positions and Offices
 Business Address           with Insurance Company          with Registrant
------------------          ----------------------       ----------------------
Anthony L. Andersen           Trustee                            None
H. B. Fuller Company
2400 Energy Park Drive
St. Paul, MN 55108

John F. Grundhofer            Trustee                            None
First Bank System, Inc.
601 2nd Avenue South
Suite 2900
Minneapolis, MN 55402-4302

Lloyd P. Johnson              Trustee                            None
Norwest Corporation
4900 IDS Ctr.
80 S. 8th Street
Minneapolis, MN 55479

Harold V. Haverty             Trustee                            None
Deluxe Corporation
1080 West County Road F
Shoreview, MN 55126-8201

David S. Kidwell, Ph.D.       Trustee                            None
The Curtis L. Carlson
School of Management
University of Minnesota
271 19th Avenue South
Minneapolis, MN 55455

Reatha C. King, Ph.D.         Trustee                            None
General Mills Foundation
P.O. Box 1113
Minneapolis, MN 55440

Thomas E. Rohricht            Trustee                            None
Doherty, Rumble & Butler
Professional Association
2800 Minnesota World
Trade Center
30 East Seventh Street
St. Paul, MN 55101-4999

Terry N. Saario, Ph.D.        Trustee                            None
Northwest Area Foundation
E-1201 First National
Bank Bldg
332 Minnesota Street
St. Paul, MN 55101-1373

Robert L. Senkler             Chairman,                          None
The Minnesota Mutual          President and Chief
Life Insurance                Executive Officer
Company
400 Robert Street North
St. Paul, MN 55101

Michael E. Shannon            Trustee                            None
Ecolab, Inc.
Ecolab Center
St. Paul, MN  55102

Frederick T. Weyerhaeuser     Trustee                            None
Clearwater Management
Company
2090 First National Bank
Building
St. Paul, MN 55101

John F. Bruder                Senior Vice President              None
400 Robert Street North
St. Paul, MN 55101

Keith M. Campbell             Vice President                     None
400 Robert Street North
St. Paul, MN 55101

Paul H. Gooding               Vice President and                 None
400 Robert Street North       Treasurer
St. Paul, MN 55101

Robert E. Hunstad             Executive Vice President           None
400 Robert Street North
St. Paul, MN 55101

James E. Johnson              Senior Vice President              None
400 Robert Street North       and Actuary
St. Paul, MN 55101

Joel W. Mahle                 Vice President                     None
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky           Vice President, General            None
400 Robert Street North       Counsel and Secretary
St. Paul, MN 55101

Gregory S. Strong             Vice President and                 None
400 Robert Street North       Actuary
St. Paul, MN 55101

Terrence M. Sullivan          Senior Vice President              None
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake              Senior Vice President              None
400 Robert Street North
St. Paul, MN 55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
         DEPOSITOR OR REGISTRANT

Wholly-owned subsidiaries of The Minnesota Mutual Life Insurance Company:

          MIMLIC Asset Management Company
          The Ministers Life Insurance Company
          MIMLIC Corporation
          Minnesota Fire and Casualty Company
          Northstar Life Insurance Company (New York)
          Robert Street Energy, Inc.

Open-end registered investment company offering shares solely to separate accounts of The Minnesota Mutual Life Insurance Company:

          MIMLIC Series Fund, Inc.

Wholly-owned subsidiary of MIMLIC Asset Management Company:
          MIMILIC Sales Corporation
          Advantus Capital Management, Inc.

Wholly-owned subsidiaries of MIMLIC Corporation:

          DataPlan Securities, Inc. (Ohio)
          MIMLIC Imperial Corporation
          MIMLIC Funding, Inc.
          MIMLIC Venture Corporation
          Personal Finance Company (Delaware)
          Wedgewood Valley Golf, Inc.
          Ministers Life Resources, Inc.
          Enterprise Holding Corporation

Wholly-owned subsidiaries of Enterprise Holding Corporation:

          Oakleaf Service Corporation
          Lafayette Litho, Inc.
          Financial Ink Corporation
          Concepts in Marketing Research Corporation
          Concepts in Marketing Services Corporation

Wholly-owned subsidiaries of Minnesota Fire and Casualty Company:

          Viking Fire Insurance Company (New York)
          HomePlus Insurance Company
          HomePlus Agency, Inc.

Majority-owned subsidiary of MIMLIC Imperial Corporation:

          J. H. Shoemaker Advisory Corporation

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

          C.R.I. Securities, Inc.

Wholly-owned subsidiary of Oakleaf Service Corporation:

          New West Agency, Inc. (Oregon)

Majority-owned subsidiaries of The Minnesota Mutual Life
Insurance Company:

          MIMLIC Life Insurance Company (Arizona)
          MIMLIC Cash Fund, Inc.
          Advantus Cornerstone Fund, Inc.
          Advantus Enterprise Fund, Inc.
          Advantus International Balanced Fund, Inc.

Less than majority owned, but greater than 25% owned, subsidiaries of The Minnesota Mutual Life Insurance Company:

          Advantus Horizon Fund, Inc.
          Advantus Bond Fund, Inc.

Less than 25% owned subsidiaries of The Minnesota Mutual Life
Insurance Company:

          Advantus Money Market Fund, Inc.
          Advantus Spectrum Fund, Inc.
          Advantus Mortgage Securities Fund, Inc.

     Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of September 29, 1995, the number of Contract Participants for this Registration Statement were as follows:

                                                  Number of Record
         Title of Class                                Holders

  Group Variable Annuity Contracts                      18,695

ITEM 28. INDEMNIFICATION

The State of Minnesota has an indemnification statute, found at Minnesota Statutes 300.083, as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or; (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of The Minnesota Mutual Life Insurance Company and Minnesota Mutual Group Variable Annuity Account pursuant to the foregoing provisions, or otherwise, The Minnesota Mutual Life Insurance Company and Minnesota Mutual Group Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by The Minnesota Mutual Life Insurance Company and Minnesota Mutual Group Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of The Minnesota Mutual Life Insurance Company and Minnesota Mutual Group Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, The Minnesota Mutual Life Insurance Company and Minnesota Mutual Group Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) The principal underwriter is MIMLIC Sales Corporation.  MIMLIC
    Sales Corporation also is the principal underwriter for ten other organized mutual funds (Advantus Spectrum Fund, Inc., MIMLIC Cash Fund, Inc., Advantus Bond Fund, Inc., Advantus Horizon
    Fund, Inc., Advantus Money Market Fund, Inc., Advantus
    Mortgage Securities Fund, Inc., Advantus Cornerstone Fund, Inc., Advantus Enterprise Fund, Inc., Advantus International Balanced Fund, Inc., MIMLIC Series Fund, Inc.) and for four additional separate accounts of The Minnesota Mutual Life Insurance Company, all which offer contracts on a variable basis.

(b) Directors and officers of the Underwriter.

DIRECTORS AND OFFICERS

Name and Principal           Positions and Offices       Positions and Offices
 Business Address              with Underwriter             with Registrant
------------------          ----------------------       ----------------------

Robert E. Hunstad           Chairman of the Board              None
400 Robert Street North      and Director
St. Paul, Minnesota 55101

Bardea C. Huppert             President and Chief                None
400 Robert Street North        Operating and
St. Paul, Minnesota 55101      Compliance Officer

Derick R. Black               Vice President and                 None
400 Robert Street North        Chief Compliance
St. Paul, Minnesota 55101      Officer

Margaret Milosevich           Vice President, Chief              None
400 Robert Street North        Operations Officer
St. Paul, Minnesota 55101      and Treasurer

Dennis E. Prohofsky           Secretary and                      None
400 Robert Street North        Director
St. Paul, Minnesota 55101

Thomas L. Clark               Assistant Secretary                None
400 Robert Street North
St. Paul, Minnesota 55101

Kevin Collier                 Assistant Secretary                None
400 Robert Street North
St. Paul, Minnesota 55101

(c) All commission and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

 Name of      Net Underwriting    Compensation on
Principal      Discounts and       Redemption or      Brokerage       Other
Underwriter     Commissions        Annuitization      Commissions  Compensation
-----------   ----------------    ---------------     -----------  ------------
MIMLIC Sales
Corporation           $0*

*Note: This figure does not include compensation paid to registered representatives of MIMLIC Sales Corporation who are also licensed sales representatives of Minnesota Mutual. These registered representatives are paid directly by Minnesota Mutual on behalf of MIMLIC Sales Corporation.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of The Minnesota Mutual
Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

(b) The Registrant hereby undertakes to include as part of any application to purchase a contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) para. 78,904 at 78,533 (November 22, 1988).

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Minnesota Mutual Group Variable Annuity Account, has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 14th day of December, 1995.


                                                      MINNESOTA MUTUAL GROUP
                                                      VARIABLE ANNUITY ACCOUNT
                                                            (Registrant)

                                                  By: THE MINNESOTA MUTUAL LIFE
                                                       INSURANCE COMPANY
                                                          (Depositor)



                                                  By /s/ Robert L. Senkler
                                                    -------------------------
                                                        Robert L. Senkler
                                                  Chairman, President and Chief
                                                       Executive Officer




Pursuant to the requirements of the Securities Act of 1933, the Depositor, The Minnesota Mutual Life Insurance Company, has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 14th day of December, 1995.


                                                  THE MINNESOTA MUTUAL LIFE
                                                       INSURANCE COMPANY



                                                  By /s/ Robert L. Senkler
                                                    -------------------------
                                                        Robert L. Senkler
                                                  Chairman, President and Chief
                                                       Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


     Signature                Title                           Date
     ---------                -----                           ----

Robert L. Senkler*         Chairman,       )
---------------------   President and Chief)
Robert L. Senkler       Executive Officer  )
                                           )
Anthony L. Andersen*                Trustee)
---------------------                      )
Anthony L. Andersen                        )
                                           )
John F. Grundhofer*                 Trustee)
---------------------                      )
John F. Grundhofer                         )
                                           )
Harold V. Haverty*                  Trustee)
---------------------                      )
Harold V. Haverty                          )
                                           )
Lloyd P. Johnson*                   Trustee)
---------------------                      )   By /s/ Dennis E Prohofsky
Lloyd P. Johnson                           )      ------------------------
                                           )          Dennis E. Prohofsky
David S. Kidwell, Ph.D.*            Trustee)            Attorney-in-Fact
---------------------                      )
David S. Kidwell, Ph.D.                    )   Dated: December 14, 1995
                                           )
Reatha C. King, Ph.D.*              Trustee)
---------------------                      )
Reatha C. King, Ph.D.                      )
                                           )
Thomas E. Rohricht*                 Trustee)
---------------------                      )
Thomas E. Rohricht                         )
                                           )
---------------------               Trustee)
Terry N. Saario, Ph.D.                     )
                                           )
---------------------               Trustee)
Michael E. Shannon                         )
                                           )
Frederick T. Weyerhaeuser*          Trustee)
---------------------                      )
Frederick T. Weyerhaeuser                  )


------------------

*Registrant's Officer and Trustee executing power of attorney dated February 13, 1995, a copy of which is filed herewith.

                                 EXHIBIT INDEX



Exhibit Number         Description of Exhibit
---------------        ----------------------

     10(b)             The Minnesota Mutual Life
                       Insurance Company Board of
                       Trustees' Power of Attorney to
                       Sign Registration Statement